Basis of Presentation and General Information - Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels - DWT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Secondone
Property Plant And Equipment [Line Items]
Entity Incorporation Date Of Incorporation	May 23, 2007	May 23, 2007
Vessel	Northsea Alpha	Northsea Alpha
DWT	8,615	8,615
Year built	2010	2010
Acquisition date	May 28, 2010	May 28, 2010
Thirdone
Property Plant And Equipment [Line Items]
Entity Incorporation Date Of Incorporation	May 23, 2007	May 23, 2007
Vessel	Northsea Beta	Northsea Beta
DWT	8,647	8,647
Year built	2010	2010
Acquisition date	May 25, 2010	May 25, 2010
Fourthone
Property Plant And Equipment [Line Items]
Entity Incorporation Date Of Incorporation	May 30, 2007	May 30, 2007
Vessel	Pyxis Malou	Pyxis Malou
DWT	50,667	50,667
Year built	2009	2009
Acquisition date	Feb. 16, 2009	Feb. 16, 2009
Sixthone
Property Plant And Equipment [Line Items]
Entity Incorporation Date Of Incorporation	Jan. 15, 2010	Jan. 15, 2010
Vessel	Pyxis Delta	Pyxis Delta
DWT	46,616	46,616
Year built	2006	2006
Acquisition date	Mar. 04, 2010	Mar. 04, 2010
Seventhone
Property Plant And Equipment [Line Items]
Entity Incorporation Date Of Incorporation	May 31, 2011	May 31, 2011
Vessel	Pyxis Theta	Pyxis Theta
DWT	51,795	51,795
Year built	2013	2013
Acquisition date	Sep. 16, 2013	Sep. 16, 2013
Eighthone
Property Plant And Equipment [Line Items]
Entity Incorporation Date Of Incorporation	Feb. 08, 2013	Feb. 08, 2013
Vessel	Pyxis Epsilon	Pyxis Epsilon
DWT	50,295	50,295
Year built	2015	2015
Acquisition date	Jan. 14, 2015	Jan. 14, 2015